Borrowings - Securitization Facility (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 22, 2017
Disclosure of detailed information about borrowings [line items]
Amount drawn	$ 10,640,000,000	$ 11,035,000,000	$ 11,389,000,000
Securitization Facility
Disclosure of detailed information about borrowings [line items]
Facility amount				$ 600,000,000
Amount drawn	$ 420,000,000			$ 452,000,000
Securitization Facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Interest rate floor				0.00%
Interest rate margin				1.75%